Shareholders' equity	12 Months Ended
Dec. 31, 2024
Shareholders' equity
Shareholders' equity

22. Shareholders’ equity

Share capital

The Company is authorized to issue an unlimited number of common and preferred shares. At December 31, 2024, the share capital comprised 201,211,843 common shares with no par value.

	Number of common shares	Share capital
Balance at December 31, 2022	155,685,593	$1,250,194
Issuance of shares pursuant to the Maverix acquisition	45,097,390	491,111
Exercise of stock options	256,799	442
Issuance of shares upon exercise of warrants[1]	1,800,000	24,336
Normal course issuer bid purchase of common shares and ASPP	(1,485,820)	(16,903)
Balance at December 31, 2023	201,353,962	$1,749,180
Exercise of stock options	473,081	(163)
Normal course issuer bid purchase of common shares and ASPP	(615,200)	(4,676)
Balance at December 31, 2024	201,211,843	$1,744,341
1.	On April 12, 2023, the holder of 1,800,000 Triple Flag share warrants, exercised the warrants and acquired 1,800,000 Triple Flag shares at an exercise price of $9.11 per share.

In November 2024, Triple Flag received approval from the TSX to renew its normal course issuer bid (“NCIB”). Under the NCIB, the Company may acquire up to 10,071,642 (2023 NCIB: 10,078,488) of its common shares from time to time in accordance with the NCIB procedures of the TSX. Repurchases under the NCIB are authorized until November 14, 2025. Daily purchases will be limited to 39,117 common shares, representing 25% of the average daily trading volume of the common shares on the TSX for the period from May 1, 2024 to October 31, 2024, except where purchases are made in accordance with the “block purchase exemption” of the TSX rules. All common shares that are repurchased by the Company under the NCIB will be cancelled.

For the year ended December 31, 2024, the Company purchased 615,200 (2023: 1,485,820) of its common shares under the NCIB for $8.9 million (2023: $20.7 million), of which $5.3 million (2023: $13.9 million) was share capital.

In connection with the NCIB, the Company established an ASPP with the designated broker responsible for the NCIB. The ASPP is intended to allow for the purchase of common shares under the NCIB at times when the Company would ordinarily not be permitted to purchase its common shares due to regulatory restrictions and customary self-imposed blackout periods. The Company accrued $8.0 million (2023: $8.0 million) for share repurchases under the ASPP for the self-imposed blackout period over the reporting period.

Dividends

In 2024, the Company declared and paid dividends in United States dollars totaling $43.3 million (2023: $41.3 million), which equates to an average dividend per share of $0.0538 (2023: $0.0513) per declaration. For the year ended December 31, 2024, no shares were issued from treasury for participation in the Dividend Reinvestment Plan (2023: nil).